UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



         Report for the Calendar Year or Quarter Ended December 31, 2003

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Candlewood Capital Management, LLC

Address:  47 Hulfish Street
          Suite 210
          Princeton, New Jersey 08542


13F File Number: 28-10028

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Jill Peer Weiner
Title:  Operations Analyst
Phone:  (609) 688-3515


Signature, Place and Date of Signing:

/s/ Jill Peer Weiner              Princeton, NJ              February 13, 2004
-----------------------     --------------------------    ----------------------
     [Signature]                  [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

     Form 13F File Number            Name


     28-
         -----------------------     --------------------------

     [Repeat as necessary.]

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  54

Form 13F Information Table Value Total: $ 443,622
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]



No.        Form 13F File Number                 Name

           28-
----          -------------------               ------------------------------

[Repeat as necessary.]

                           FORM 13F INFORMATION TABLE

                                                                                                                  Voting Authority
                                                             Value     SHRS OR    SH/ PUT/  Investment   Other    ----------------
Name of Issuer                 Title of Class     CUSIP     (X$1000)   PRN AMT    PRN CALL  Discretion  Managers  Sole  Shared  None
--------------                 --------------     -----     --------   -------    --------  ----------  --------  ----  ------  ----
3COM CORP                       Common Stock    885535104    12,540   1,534,900      SH        Sole            1,534,900
AGERE SYSTEMS INC                   Cl A        00845V100    12,895   4,227,800      SH        Sole            4,227,800
AIR PRODUCTS & CHEMICALS INC    Common Stock    009158106    12,404     234,800      SH        Sole              234,800
ALCON INC                       Common Stock    H01301102    12,762     210,800      SH        Sole              210,800
AMERICAN AXLE & MFG HOLDINGS
INC                             Common Stock    024061103    15,719     388,900      SH        Sole              388,900
AMERICREDIT CORP                Common Stock    03060R101    15,610     979,900      SH        Sole              979,900
ARTISOFT INC                    Common Stock    04314L205       364     134,782      SH        Sole              134,782
BANK OF AMERICA CORP            Common Stock    060505104    11,461     142,500      SH        Sole              142,500
BINDVIEW DEVELOPMENT CORP       Common Stock    090327107     4,664   1,237,100      SH        Sole            1,237,100
COACH INC                       Common Stock    189754104    17,361     459,900      SH        Sole              459,900
COEUR D-ALENE MINES CORP        Common Stock    192108108     4,263     737,600      SH        Sole              737,600
CONEXANT SYSTEMS INC            Common Stock    207142100     5,135   1,033,100      SH        Sole            1,033,100
COTT CORPORATION QUE            Common Stock    22163N106     9,791     349,550      SH        Sole              349,550
CSX CORP                        Common Stock    126408103     5,204     144,800      SH        Sole              144,800
DICKS SPORTING GOODS INC        Common Stock    253393102     6,486     133,300      SH        Sole              133,300
DRS TECHNOLOGIES, INC           Common Stock    23330X100    13,550     487,745      SH        Sole              487,745
ENGELHARD CORP                  Common Stock    292845104     9,159     305,800      SH        Sole              305,800
EXTREME NETWORKS INC            Common Stock    30226D106     3,314     459,700      SH        Sole              459,700
FINISAR CORPORATION             Common Stock    31787A101     4,612   1,473,500      SH        Sole            1,473,500
FIRST ADVANTAGE CORP                Cl A        31845F100     5,786     302,641      SH        Sole              302,641
FRANKLIN BANK CORP              Common Stock    352451108     1,140      60,000      SH        Sole               60,000
GLOBALSANTAFE CORP                   SHS        G3930E101     4,422     178,100      SH        Sole              178,100
HENRY SCHEIN INC                Common Stock    806407102    11,576     171,300      SH        Sole              171,300
HERSHEY FOODS CORP              Common Stock    427866108     5,447      70,750      SH        Sole               70,750
IMAX CORPORATION                Common Stock    45245E109     9,554   1,207,900      SH        Sole            1,207,900
IMCLONE SYS INC                 Common Stock    45245W109    16,758     422,543      SH        Sole              422,543
INSTINET GROUP INC              Common Stock    457750107    16,054   3,117,200      SH        Sole            3,117,200
INTUITIVE SURGICAL, INC.        Common Stock    46120E602     8,462     495,134      SH        Sole              495,134
JOY GLOBAL INC                  Common Stock    481165108     2,908     111,200      SH        Sole              111,200
LEXAR MEDIA INC                 Common Stock    52886P104    19,051   1,093,600      SH        Sole            1,093,600
MANHATTAN ASSOCIATES INC        Common Stock    562750109     2,615      94,600      SH        Sole               94,600
MARKWEST HYDROCARBON INC        Common Stock    570762104       578      51,200      SH        Sole               51,200
METRO GOLDWYN-MAYER INC         Common Stock    591610100    11,197     655,200      SH        Sole              655,200
MILLENNIUM PHARMACEUTICALS
INC                             Common Stock    599902103     5,625     301,600      SH        Sole              301,600
MINERALS TECHNOLOGIES INC       Common Stock    603158106     8,058     136,000      SH        Sole              136,000
MODEM MEDIA INC                     Cl A        607533106     4,861     595,000      SH        Sole              595,000
MONSANTO COMPANY                Common Stock    61166W101    16,301     566,400      SH        Sole              566,400
NAPRO BIOTHERAPEUTICS INC       Common Stock    630795102       484     245,500      SH        Sole              245,500
NEWMONT MNG CORP HLDNG CO       Common Stock    651639106    15,531     319,500      SH        Sole              319,500
NORFOLK SOUTHERN CORP           Common Stock    655844108     5,276     223,100      SH        Sole              223,100
ODYSSEY HEALTHCARE INC          Common Stock    67611V101     6,422     218,000      SH        Sole              218,000
ORTHOLOGIC CORP                 Common Stock    68750J107     3,950     644,300      SH        Sole              644,300
SAN JUAN BASIN RLTY UBI         Common Stock    798241105     5,613     258,800      SH        Sole              258,800
SOLUTIA INC.                    Common Stock    834376105       735   2,013,100      SH        Sole            2,013,100
SOVEREIGN BANCORP INC           Common Stock    845905108    10,436     439,400      SH        Sole              439,400
SPRINT CORP-PCS GRP TRACKING
STOCK                           Common Stock    852061506     6,521   1,160,400      SH        Sole            1,160,400
ST. JOE COMPANY                 Common Stock    790148100     8,372     224,500      SH        Sole              224,500
SUPERCONDUCTOR TECHNOLOGIES
INC                             Common Stock    867931107     5,370     965,800      SH        Sole              965,800
TBC CORP                        Common Stock    872180104    10,799     418,400      SH        Sole              418,400
TIME WARNER INC.                Common Stock    887317105    11,593     644,400      SH        Sole              644,400
UNUMPROVIDENT CORPORATION       Common Stock    91529Y106    15,319     971,400      SH        Sole              971,400
US ONCOLOGY INC                 Common Stock    90338W103     3,179     295,400      SH        Sole              295,400
UTSTARCOM INC                   Common Stock    918076100     2,139      57,700      SH        Sole               57,700
YAHOO! INC                      Common Stock    984332106     4,197      93,200      SH        Sole               93,200
                                                            443,622

03180.0001 #458598